Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jul. 21, 2015 JPY (¥) TradingDay ¥ / shares	Mar. 31, 2020 JPY (¥) ¥ / shares	Jun. 10, 2020 ¥ / shares	Oct. 31, 2019 JPY (¥)	Mar. 31, 2019 JPY (¥) ¥ / shares
Debt Instrument [Line Items]
Short-term borrowings		¥ 810,176			¥ 618,618
Long-term debt including current portion		664,773			740,833
Aggregate principal amount newly issued for repayment of borrowings and debt				¥ 100,000
Securities Pledged As Collaterals
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value		52,942
Pledged housing loans, book value		378,241
Long-term secured loan		200,000
Committed Lines of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity		¥ 518,147
Line of credit facility, period up to which company can borrow		180 days
Commercial Paper Programs
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity		¥ 1,044,150
Line of credit facility, period up to which company can borrow		270 days
Cash settlements, variation margins of futures markets and certain other purposes
Debt Instrument [Line Items]
Marketable securities and securities investments pledged as collateral, book value		¥ 12,445
Repurchase agreement, weighted average interest rate of 0.01%
Debt Instrument [Line Items]
Securities investments pledged as collateral, book value		474,644
Repurchase agreement, weighted average interest rate of 0.01% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings		567,194
Secured Call Money Weighted Average Interest Rate 0.08% | Securities Pledged As Collaterals
Debt Instrument [Line Items]
Short-term borrowings		151,257
Marketable securities and securities investments pledged as collateral, book value		42,576
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion	¥ 120,000	¥ 119,531			¥ 119,961
Debt instrument interest rate	130.00%
Stock acquisition rights, start date	Sep. 01, 2015
Stock acquisition rights, end date	Sep. 28, 2022
Conversion price per common share | ¥ / shares		¥ 4,996.0			¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares	¥ 25
Debt instrument outstanding percentage	100.00%
Debt instrument redeemable date	Jul. 21, 2020
Debt instrument conversion price percentage on consecutive trading days	130.00%
Debt instrument, convertible, consecutive trading days | TradingDay	20
Basis for conversion bonds outstanding		if the closing sales price per share of Sony’s common stock on the Tokyo Stock Exchange is 130% or more of the conversion price of the Zero Coupon Convertible Bonds for 20 consecutive trading days
Unsecured zero coupon convertible bonds, due 2022 | Minimum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 3,526.5
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares		¥ 25
Unsecured zero coupon convertible bonds, due 2022 | Maximum
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares	¥ 5,008.0
Amount in excess of dividends for which conversion price is adjusted | ¥ / shares		¥ 45
Unsecured zero coupon convertible bonds, due 2022 | Subsequent event
Debt Instrument [Line Items]
Conversion price per common share | ¥ / shares			¥ 4,982.5